Document and Entity Information	Aug. 12, 2020
Cover [Abstract]
Entity Registrant Name	SOUTHWESTERN ENERGY CO
Amendment Flag	true
Entity Central Index Key	0000007332
Document Type	8-K/A
Document Period End Date	Aug. 12, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-08246
Entity Tax Identification Number	71-0205415
Entity Address, Address Line One	10000 Energy Drive
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	(832)
Local Phone Number	796-1000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	SWN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As reported in a Current Report on Form 8-K (the “Original Form 8-K”) filed with the Securities and Exchange Commission by Southwestern Energy Company (the “Company” or “Southwestern”) on August 12, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) on August 12, 2020 with Montage Resources Corporation (“Montage”) pursuant to which the Company will acquire all of the outstanding shares of common stock, par value $0.01 per share, of Montage (each, a “Montage Common Share”) in exchange for 1.8656 shares of common stock, par value $0.01 per share, of the Company (each, a “Southwestern Common Share”) per share of Montage common stock. Upon the terms and subject to the conditions of the Merger Agreement, Montage will merge with and into Southwestern, with Southwestern continuing as the surviving company (the “Merger”). This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Original Form 8-K in order to file the Merger Agreement as Exhibit 2.1 hereto. No other modifications to the Original Form 8-K are being made by this Amendment. This Amendment should be read in connection with the Original Form 8-K, which provides a more complete description of the Merger Agreement and the Merger.